Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred credit	$ 20,788	$ 20,788
Other tax payables	0	16
Severance liabilities	6,172	4,887
Other non-current non-financial liabilities	$ 26,960	$ 25,691